SHARE CAPITAL AND SHARE BASED COMPENSATION - Performance based RSU's, narrative (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2022
LTIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		139
Award vesting period (in years)	3 years
LTIP | Tranche 1
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting right (in percent)	70.00%
Nonvested RSUs (in shares)	97
LTIP | Tranche 2
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting right (in percent)	30.00%
RSU, time and performance based
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 3.4
Weighted average period of recognition for unrecognized compensation cost (in years)	1 year 8 months 12 days